General information	12 Months Ended
Dec. 31, 2020
General Information [Abstract]
General Information

Banco BBVA Argentina S.A.	NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019 (in thousands of Argentine pesos) (cont.)

1. General information
Banco BBVA Argentina S.A
. (hereinafter “BBVA Argentina”, the “Bank” or the “Entity”) is a corporation (
“
sociedad anónima
”) incorporated under the laws of
Argentina
, operating as a
universal bank
with a network of
247 national branches
.
Since December 1996, BBVA Argentina is controlled by
Banco Bilbao Vizcaya Argentaria, S.A
. (“BBVA”, “BBVA Group” or the “controlling entity”), which directly and indirectly owns 66.55% of the share capital of the Bank as of December 31, 2020.
These Consolidated Financial Statements relate to the Bank and its subsidiaries (collectively, the “Group”). The Bank’s subsidiaries are detailed in Note 42.
Part of the Bank’s share capital is publicly traded and has been registered with the Buenos Aires Stock Exchange, the New York Stock Exchange and the Madrid Stock Exchange.
1.1. Economic context
The Bank continues to operate in a complex economic context, signaled by the persistence of high levels of inflation along with a sharp drop in the level of activity, amidst the ongoing health emergency. This scenario is accompanied by volatile financial variables, including, among others, a country risk indicator which has increased even after the successful renegotiation of sovereign debt, as well as the imputed exchange rates impacting the outstanding public debt denominated in foreign currency.
Against this backdrop, on December 23, 2019, the Public Emergency, Social Solidarity and Productive Revival Law (the “Economic Emergency Law”) was published in the Official Gazette, declaring Argentina in economic, financial, administrative, social security, energy, public health and social emergency.
The Economic Emergency Law postponed until December 31, 2021 the reduction in the income tax rate (see Note 15) and the application of 2017 Fiscal Covenant, which established a gradual decrease in turnover tax until December 31, 2020.
In particular, and concerning financial assets, the Argentine Government issued Decrees No. 49/2019 and 596/2019, postponing the repayment of
US-dollar
denominated Treasury Bills as well as short-term securities (Letes, Lecap, Lecer, and Lelink).
Following the compulsory rescheduling of soverign debt established by Decrees No. 141/20 and 193/20, on July 2020, the Bank exchanged US dollar-denominated Lelinks (Treasury Bills adjusted by the benchmark exchange rate) with a nominal value of USD
224,675,000
, for the following securities:

•
Argentine Treasury bonds in pesos adjusted by CER +
1.4
% due
March 25, 2023
(BONCER 2023) with a nominal value of
2,675,346,340
, with interest payable semi-annually and principal repayable in full upon maturity; and

•
Argentine Treasury bonds in pesos adjusted by CER +
1.5
% due
March 25, 2024
(BONCER 2024) with a nominal value of
6,240,472,351
, with interest payable semi-annually and principal payable in full upon maturity.

The bonds received in exchange are measured at fair value through OCI. This operation did not generate gains or losses for the Bank.
As regards the foreign exchange market, on September 1, 2019, the Argentine Government published Executive Decree No. 609/2019 setting forth extraordinary and interim guidelines concerning the foreign exchange market. In addition, the BCRA issued Communication “A” 6770, as amended, whereby, among other measures, it provided that up to and including December 31, 2019, the BCRA’s prior consent is required to access the foreign exchange market for the remittance of profits and dividends, payment of services to foreign related companies, and early payment of financial debts (principal or interest) over three business days before their due date. Then, on December 30, 2019, the BCRA issued Communication “A” 6856, establishing that the preceding provisions would remain in force on and after December 31, 2019. As of the date of these financial statements, the BCRA issued further regulations imposing new restrictions to access the exchange market.
1.2.
COVID-19
On March 11, 2020, the World Health Organization designated the Coronavirus
(COVID-19)
outbreak as a pandemic, due to its fast pace of proliferation across more than 150 countries. Most governments took restrictive measures to contain the spread, including, without limitation, social distancing, confinement, lockdowns, and restrictions to the free movement of people, closure of governmental and private facilities, other than those deemed essential (i.e., health, food, fuel and communication facilities), border closures, and drastic reductions in transportation by air, sea, railroad and land.
As for Argentina, where the Entity operates, on March 12, 2020, Executive Decree No. 260/2020, as amended, was issued, declaring the country in health emergency in order to cope with the crisis brought about by the
COVID-19.
On March 19, 2020, Executive Decree No. 297/2020 was issued, mandating social and preventive lockdown measures, effective from March 20, 2020 through November 8, 2020, pursuant to successive extensions established by subsequent Decrees published in the Official Gazette. By means of Decree No. 875/2020 dated November 7, 2020, the Executive Branch established mandatory social preventive distancing measures, subsequently extended until April 9, 2021 for people residing in or moving around urban agglomerations and the districts or provinces, to the extent they comply with the epidemiological and health parameters therein set forth.
The measures adopted by the Executive Branch originally led to the slowdown or suspension of most non-essential
activities carried out by individuals and, as such, have had significant impact on the economy at the national, regional and global levels, due to the disruption or slowdown of supply chains, coupled with rising economic uncertainty, as evidenced by the increased volatility in asset prices and exchange rates, and a decline in long-term interest rates. Then, due to the epidemiological evolution in different regions of the country, the restrictive measures progressively became more flexible, allowing to gradually resume economic and personal activities.
In an effort to address the challenges brought about by the pandemic, the BCRA took several measures primarily aimed at facilitating credit access by economic players, including, without limitation:

a)
eased calculation of days in arrears and suspension of certain mandatory reclassification provisions for purposes of the financial system’s debtors classification and allowance assessment, according to the BCRA’s rules and regulations;

b)	introduced a maximum amount of Bills issued by the BCRA (LELIQs) that an entity can held, which is monthly determined based on the capital for regulatory purposes and the amount of deposits;

c)
financial entities have to grant credit facilities to Micro, Small and Medium Enterprises (MSMEs) at an annual nominal interest rate up to
24
% to cover working capital requirements or to pay for wages;

d)
financial institutions are required to grant an automatic extension of the payment term of credit card outstanding balances until September 30, 2020, payable in 9 instalments with interest rate of up to 40% a year, with a three-month grace period;

e)
for mortgage and pledge loans adjustable by UVA (linked to CPI) Decrees Nos. 319/2020 and 767/2020 established the suspension of any increases in the amounts of installments until January 2021. In addition, from February 2021 there is a period of 18 months of convergence so that amounts of installments will reach the normal level without the effect of the suspended increases. The difference between the payments in accordance to contractual terms and those derived from the suspension, are payable in new installments that do not exceed the original ones at the end of the original contractual term.

f)
suspended hikes in fees and commissions (related to saving accounts, credit cards, current accounts and safe deposit boxes) from November 5, 2020 with maximum percentages allowed by the BCRA. Such percentages shall be communicated to the BCRA at least 30 days prior to date scheduled to inform the user, and they shall only be applied 60 days after the users have been informed. This implies that the nearest effective date for these increases will be early February 2021;

g)	ceiling rates on revolving credit card financing arrangements and floor rates on time deposits;

h)
financial entities have to grant credit facilities to customers and non-customers at a regulatory interest rate of 24%, for the acquisition of Argentine-sourced capital goods, health service providers and companies which had no access to bank loans;

i)	financial entities are required to grant corporate loans at regulatory interest rates under the Employment and Production Emergency Assistance Program (“Program”), at a regulatory rate of 15%;

j)
under the abovementioned Program financial entities have to grant a zero-rate (15% of the rate is covered by the Fondo Nacional de Desarrollo Productivo “FONDEP”) on credit facilities in pesos for taxpayers under the simplified tax regime and self-employed workers engaged in cultural activities; and

k)
from October 16, 2020 to September 30, 2021 the largest financials institutions are required to keep an outstanding balance of loans under the “Financing line for productive investments of MSMEs” for financing of investment projects, working capital and discount of financial instruments of at least 7.5% of the financial institution deposits.

In addition, the distribution of profits by financial institutions was suspended until June 30, 2021.
1.3. Main impacts on the Bank operations
The events described in the preceding Notes 1.1. and 1.2. impact the Entity’s operations, while also affecting the calculation of expected credit losses (see Note 11) and the valuation of debt instruments issued by the public sector (given their new conditions as lower rates, longer term and different currency), by decreasing the financial margin and restricting the Entity’s ability to charge fees and commissions on certain activities (withdrawal of money at ATMs, operations carried out in the branch by MSMEs).
As of December 31, 2020, minimum capital and minimum cash surpass the minimum thresholds required by the BCRA, with no deficiencies in these ratios being expected for the following twelve months.
The Entity’s management monitors the development of these events on an ongoing basis in order to define the potential actions to be taken and identify their impact on its financial position.